Consolidated Balance Sheet (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury Shares [Line Items]
Ordinary shares outstanding (in shares)	37,601,452	34,165,963
Treasury Stock
Treasury Shares [Line Items]
Ordinary shares outstanding (in shares)	53,685	65,980	83,154	131,414